UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

Item 1. Reports to Stockholders.

Annual Report

December 31, 2014

Board of Managers

Separate Account B:

Lori B. Finlay, Chair

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF ALLSTATE ASSURANCE COMPANY

Jesse E. Merten, Chairman of the Board, President and Chief Executive Officer, Chief Financial Officer

Judith P. Greffin, Executive Vice President and Chief Investment Officer

Samuel H. Pilch, Senior Group Vice President and Controller

Michael S. Downing, Senior Vice President

D. Scott Harper, Senior Vice President and Assistant Treasurer

Jeffrey J. McRae, Senior Vice President and Assistant Treasurer

Harry R. Miller, Senior Vice President and Chief Risk Officer

P. Kelly Noll, Senior Vice President and Chief Privacy Officer

Mario Rizzo, Senior Vice President and Treasurer

P. John Rugel, Senior Vice President

Errol Cramer, Vice President and Appointed Actuary

Angela K. Fontana, Vice President, General Counsel and Secretary

Stephanie D. Neely, Vice President and Assistant Treasurer

Tracy M. Kirchhoff, Chief Compliance Officer

Daniel G. Gordon, Assistant Secretary

Lisette S. Willemsen, Assistant Secretary

Thomas H. Heldsdingen, Authorized Representative

Raymond P. Thomas, Authorized Representative

Dean M. Way, Illustration Actuary

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

A separate account of Allstate Assurance Company (“Company”)

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B (“Separate Account B” or “Registrant”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2014. Comparative figures that relate to Separate Account B’s activities during the year of 2014 are provided below.

The accumulation value for Separate Account B increased 12.88% for the year 2014 from $20.81 at year-end 2013 to $23.49 on December 31, 2014. During this same period the S&P 500 index increased by a total return of 13.69%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2014 was 38,130 down from 40,010 at year-end 2013. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on December 31, 2014 was $1,118,030 compared to $1,060,114 on December 31, 2013.

During 2014, the S&P 500 index achieved its third consecutive year of double-digit increases – a three-year period in which the market has collectively appreciated approximately 75%. However, 2014 was by no means completely smooth as volatility surged due to weather-challenges, political unrest (e.g., Gaza, Ukraine, etc.), the wind-down of Federal Reserve tapering, and most recently, a sharp decline in oil prices. Overall though, these challenges were trumped by accelerating economic growth, strong corporate earnings and an accommodative Federal Reserve – all of which helped push stock prices higher as we progressed through the year.

Looking into 2015, the backdrop for equity investors remains relatively healthy, but there are notable cross currents. On the positive side, we anticipate: 1) solid momentum in U.S. economic growth with low inflation; 2) a pick-up in consumer spending boosted by lower energy prices; 3) a continuation of record-low financing costs; 4) significant liquidity from non-U.S. central banks; and 5) mid-to-high-single digit earnings growth. Conversely, the current weak international backdrop coupled with a very strong U.S. dollar could pressure earnings at U.S. multinationals. Furthermore, stock valuations are relatively rich with the market now trading at a 12% premium to its 10-year average. While history suggests that above-trend equity multiples are commonplace in low interest rate environments, today’s higher valuations could cap returns.

In summary, we continue to believe equities offer more attractive returns relative to other investments like cash, bonds and commodities; however, the bull market is now completing its sixth year. Stocks are no longer cheap and investors appear increasingly cautious. Accordingly, stock selection remains the key performance differentiator as broad-based sector “bets” have likely run their course. Our portfolio remains comfortably positioned with leading companies in their respective sectors, and we expect to actively participate in what remains a favorable market backdrop.

Thank you for your continued support.	/s/ Lori B. Finlay
Lori B. Finlay
President and Chair, Board of Managers
Allstate Assurance Company
Separate Account B

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of Separate Account B including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from Separate Account B. Each Board member, other than Lori B. Finlay, receives an annual retainer of $4,500.00 for serving on the Board. Ms. Finlay received no remuneration from the Company based on her membership on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On June 18, 2014, Separate Account B held its Annual Meeting of Contract owners to vote on (i) the election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B, (ii) the ratification of the selection and appointment of Deloitte & Touche LLP as the Independent Auditors for Separate Account B in accordance with the Rules and Regulations and (iii) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in Separate Account B voted (i) to elect David G. Fussell, Henry E. Blaine and H. Grant Law, Jr. to the Board, and (ii) to ratify the selection and appointment of Deloitte & Touche LLP as the Independent Auditor for Separate Account B. Due to the death of David G. Fussell, the former Chairman of the Board of Managers, Lori B. Finlay was elected by the remaining members of the Board of Managers to serve as the Chair of the Board and President of Separate Account B on November 20, 2014.

The final vote tallies for each item are as follows:

1.	The election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B.

	No. of Dollars	% of Outstanding Dollars	% of Dollars Voted
David G. Fussell
Affirmative	$395,396.51	47.370%	100.000%
Withhold	.00	.000%	.000%
TOTAL	$395,396.51	47.370%	100.000%
Henry E. Blaine
Affirmative	$395,396.51	47.370%	100.000%
Withhold	.00	.000%	.000%
TOTAL	$395,396.51	47.370%	100.000%
H. Grant Law, Jr.
Affirmative	$395,396.51	47.370%	100.000%
Withhold	.00	.000%	.000%
TOTAL	$395,396.51	47.370%	100.000%

2.	Ratification of the selection and appointment of Deloitte & Touche LLP as the independent auditors for Separate Account B in accordance with the Rules and Regulations.

	No. of Dollars	% of Outstanding Dollars	% of Dollars Voted
Affirmative	$395,396.51	47.370%	100.000%
Withhold	.00	.000%	.000%
Abstain	.00	.000%	.000%
TOTAL	$395,396.51	47.370%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Separate Account B, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (85) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2013-2014 36 years of service	Retired – Partner, B&B Enterprises	1	None

H. Grant Law, Jr. (68) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2013-2014 22 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

David G. Fussell (67)* 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2013-2014 19 years of service	Retired - Chief Investment Officer and Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

*	Mr. Fussell retired from his positions as Chief Investment Officer and Senior Vice President of Unum Group in 2008 as well as retiring as Interim Chief Investment Officer in a consulting capacity in 2011. He passed away in November of 2014.

The member of the Board listed below is an “interested person” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
Lori B. Finlay (37)† 522 Sterling Avenue Chattanooga, TN 37405	President and Chair, Board of Managers	2014	Vice President, Managing Director-Municipals, Unum Group, Chattanooga, Tennessee	1	None

†	Following Mr. Fussell’s passing, the remaining Board members elected Ms. Finlay as President and Chair, Board of Managers on November 20, 2014.

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Act owns beneficially or of record securities of the Company or any of its affiliates. Both members of the Board of Managers who are not “interested persons” have served in that capacity for more than a decade. The Board of Managers are annually elected by Contract owners. The Board of Managers does not have a lead independent director and does not believe one is necessary given that a majority of the Board of Managers are not interested persons. The Board’s current structure is appropriate in view of the experience of its members, the longstanding working relationship of its independent members, and the nature of the Separate Account’s operations. In overseeing the Separate Account’s operations, the Board receives regular reports on various aspects of the Separate Account’s operations, such as performance, securities holdings and compliance.

FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

As of December 31, 2014 and

For the Years Ended December 31, 2014 and 2013,

and Report of Independent Registered Public Accounting Firm

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2014

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606 USA

Tel: 312-486-1000 Fax: 312-486-1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners

Allstate Assurance Company Separate Account B,

And Board of Directors of Allstate Assurance Company

We have audited the accompanying statement of assets and liabilities of Allstate Assurance Company Separate Account B (the “Separate Account”), including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in variable annuity contract owners’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Allstate Assurance Company Separate Account B as of December 31, 2014, the results of its operations for the year then ended, the changes in its variable annuity contract owners’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, IL
February 26, 2014

STATEMENT OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

December 31, 2014
ASSETS
Common stocks - at fair value (Cost: $689,792)	$1,112,619
Cash	8,433
Accrued dividends	1,892

TOTAL ASSETS	$1,122,944

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	$4,206
Management fee and other amounts due Allstate Assurance Company	708

TOTAL LIABILITIES	4,914

Contract owners’ equity:
Deferred annuity contracts terminable by owners - (accumulation units outstanding: 38,129.546 at $23.49091 per unit)	895,698
Annuity contracts in pay-out period - (annuitization units outstanding: 9,464.594 at $23.49091 per unit)	222,332

TOTAL CONTRACT OWNERS’ EQUITY	1,118,030

TOTAL LIABILITIES AND CONTRACT OWNERS’ EQUITY	$1,122,944

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Allstate Assurance Company Separate Account B

Year Ended December 31, 2014
INVESTMENT INCOME
Income:
Dividends	$25,254

Expenses - Note D:
Investment advisory services	5,381
Mortality and expense assurances	7,533

Total gross expense	12,914
Less investment advisory services waived	1,670

Total expenses	11,244

NET INVESTMENT INCOME	14,010

REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NOTE A
Net realized gain from investment transactions:
Proceeds from sales	88,409
Cost of investments sold	48,692

Net realized gain on investments	39,717

Net unrealized appreciation of investments:
At end of year	422,827
At beginning of year	344,550

Increase in net unrealized appreciation of investments	78,277

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	117,994

NET INCREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$132,004

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2014	2013
BALANCE AT BEGINNING OF YEAR	$1,060,114	$907,649
FROM OPERATIONS:
Net investment income	14,010	11,354
Net realized gain on investments	39,717	100,623
Increase in net unrealized appreciation of investments	78,277	125,184

Net increase in contract owners’ equity from operations	132,004	237,161

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Terminations and death benefits (Units terminated):	(41,782)	(53,727)
2014: 1,878.636;
2013: 2,954.259
Variable annuity benefits paid (Number of units):	(32,306)	(30,969)

2014: 1,466.186;
2013: 1,680.041
Decrease in contract owners’ equity from variable annuity contract transactions	(74,088)	(84,696)

NET INCREASE IN CONTRACT OWNERS’ EQUITY	57,916	152,465

BALANCE AT END OF YEAR	$1,118,030	$1,060,114

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2014

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS
CAPITAL GOODS
Allegion PLC	116	$6,433
Caterpillar, Inc.	200	18,306
Emerson Electric Company	500	30,865
General Electric Company	2,000	50,540
Ingersoll-Rand PLC	350	22,187

		128,331	11.5%
CONSUMER GOODS
PepsiCo, Inc.	500	47,280
Procter & Gamble Company	500	45,545

		92,825	8.3%
CONSUMER SERVICES
Target Corporation	800	60,728
The Walt Disney Company	500	47,095
Wal-Mart Stores, Inc.	300	25,764

		133,587	11.9%
ENERGY
Chevron Corporation	445	49,920
Dominion Resources, Inc.	750	57,675
Exxon Mobil Corporation	565	52,234

		159,829	14.3%
FINANCIAL
American Express Company	650	60,476
JPMorgan Chase & Company	1,000	62,580
Wells Fargo & Company	1,050	57,561

		180,617	16.2%
HEALTH CARE
Express Scripts Holding Company *	600	50,802
Johnson & Johnson	500	52,285
Stryker Corporation	600	56,598

		159,685	14.3%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2014

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS - Continued
TECHNOLOGY
Apple, Inc.	525	$57,950
Cisco Systems, Inc.	1,800	50,067
EMC Corporation	1,550	46,097
Jabil Circuit, Inc.	1,800	39,294
Microsoft Corporation	500	23,225
TE Connectivity Ltd.	650	41,112

		257,745	23.0%
TOTAL COMMON STOCKS (Cost: $689,792)		1,112,619	99.5%

TOTAL INVESTMENTS (Cost: $689,792)		1,112,619	99.5%
CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		5,411	0.5%

TOTAL CONTRACT OWNERS’ EQUITY		$1,118,030	100.0%

*	Non-income producing security

All investments held as of December 31, 2014, were in domestic companies based in the United States, except for Allegion PLC and Ingersoll-Rand PLC, which are based in Ireland, and TE Connectivity Ltd., which is based in Switzerland.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Allstate Assurance Company Separate Account B

December 31, 2014

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	2014	2013	2012	2011	2010
Investment income	$0.51	$0.45	$0.44	$0.36	$0.31
Expenses	0.23	0.23	0.19	0.17	0.16

Net investment income	0.28	0.22	0.25	0.19	0.15
Net realized and unrealized gain on investments	2.40	4.26	1.34	0.22	0.54

Net increase in contract owners’ equity	2.68	4.48	1.59	0.41	0.69
Net contract owners’ equity:
Beginning of year	20.81	16.33	14.74	14.33	13.64

End of year	$23.49	$20.81	$16.33	$14.74	$14.33

Total Return	12.88%	27.43%	10.79%	2.86%	5.06%
Ratio of expenses to average contract owners’ equity	1.04%*	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average contract owners’ equity	1.30%	1.16%	1.59%	1.29%	1.06%
Portfolio turnover	4%	18%	15%	19%	0%
Deferred annuity contracts terminable by owners-accumulation units outstanding at end of year	38,130	40,010	42,934	43,271	46,859
Annuity contracts in pay-out period-annuitization units outstanding at end of year	9,465	10,928	12,639	14,785	17,279

*	In 2014, the expense ratio was reduced by 16 basis points due to the voluntary waiver of investment advisory services by Allstate Assurance Company. See Note D for further discusion.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2014

NOTE A – INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Allstate Assurance Company has taken steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement has been met by Separate Account B as of December 31, 2009. As of December 31, 2014, the deregistration process had not been finalized with the Securities and Exchange Commission.

Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998, as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at fair value using published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Security transactions are recorded on a trade date basis. Realized and unrealized gains and losses on investments are credited or charged to contract owners’ equity through the statement of operations. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $424,749 and gross unrealized losses of $1,922 at December 31, 2014. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the year ended December 31, 2014, is shown below.

Year Ended December 31, 2014
Cost of investments purchased	$40,179

Proceeds from investments sold	$88,409

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuity Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Unum Group.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2014

NOTE B - FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that Separate Account B can access.

•	Level 2 – Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of December 31, 2014, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by type and industry composition.

NOTE C - FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Separate Account B are included in the tax return of Allstate Assurance Company. Allstate Assurance Company is taxed as a life insurance company under the Code and joins with the Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return.

Separate Account B had no liability for unrecognized tax benefits at December 31, 2014, and there was no activity related to unrecognized tax benefits during the period. Separate Account B believes that it is reasonably possible that the liability balance will not significantly change within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE D - EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for mortality and expense assurances, which on an annual basis is .70% of the average daily net assets of Separate Account B. Effective September 12, 2014, Allstate Assurance Company voluntarily discontinued charging Separate Account B for investment advisory services. On an annual basis, these fees were historically .50% of the average daily net assets of Separate Account B.

Item 2. Code of Ethics.

(a)	Separate Account B has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of Separate Account B’s Code of Ethics is filed herewith as Exhibit 12(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c)	During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

Separate Account B has assets slightly over $1 million as of December 31, 2014. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of Separate Account B consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in Separate Account B.

Item 4. Principal Accountant Fees and Services.

All fees relating to audit services performed for Separate Account B are paid by Unum Group.

Audit Fees – The aggregate fees paid to Deloitte & Touche LLP for the audit of the financial statements of Separate Account B for 2014 and 2013 were $30,000.00 and $30,000.00, respectively.

Audit-Related Fees – The aggregate fees for audit-related services rendered by Deloitte & Touche LLP to Separate Account B in 2014 and 2013 were $0.00 and $0.00, respectively.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to Separate Account B for fiscal years ended December 31, 2014 and December 31, 2013, were $0.00 and $0.00, respectively.

All Other Fees – The aggregate fees rendered by Deloitte & Touche LLP to Separate Account B for such services to Separate Account B in 2014 and 2013 were $0.00 and $0.00, respectively.

Item 5. Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6. Investments.

Separate Account B’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Separate Account B’s Board.

Item 11. Controls and Procedures.

(a)	Within the 90-day period prior to the filing of this report, the Registrant’s management, including the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Registrant’s Chief Executive Officer and Chief Financial Officer, concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b)	No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1)	Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 12(a)(1).

(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ Lori B. Finlay
Lori B. Finlay, President and Chair, Board of Managers
Signing in the capacity of Chief Executive Officer

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Lori B. Finlay
Lori B. Finlay, President and Chair, Board of Managers
Signing in the capacity of Chief Executive Officer

Date: March 2, 2015

By (Signature and Title):	/s/ Steve R. Carden
Steve R. Carden, Chief Financial Officer
Signing in the capacity of Chief Financial Officer

Date: March 2, 2015